Trade Receivables and Trade Payables - Schedule of Trade Payables (Details)	Dec. 31, 2025 MYR (RM)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 MYR (RM)
Trade payables, gross
Trade payables, net	RM 335,070	$ 82,559
Third Parties [Member]
Trade payables, gross
Trade payables, net	RM 335,070	$ 82,559